Losses per Common Share - Calculated Basic and Diluted Earnings per Common Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net loss available to common shareholders	$ (5,531,816)	$ (1,793,881)
Weighted average common shares outstanding	10,309,001	10,167,367
Net effect of the assumed exercise of stock options based on the treasury stock method using the average market price for the period		104,843
Average number of common shares outstanding used to calculate diluted earnings per common share	10,309,001	10,272,210